Investments in Associates and Joint Arrangements - Additional Information (Detail) - ARS ($) $ in Thousands		12 Months Ended
	Oct. 01, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Wordline Argentina SA [member]
Disclosure of associates [line items]
Investment carrying amount recognized in net income		$ 322,924	$ 339,521	$ 218,172
Percentage of interest in UTE		50.00%	50.00%
Proportion of ownership interest in joint venture		50.00%	50.00%
Macro Warrants SA [member]
Disclosure of associates [line items]
Investment carrying amount recognized in net income		$ (1,621)	$ 549	2,191
Play Digital SA [Member]
Disclosure of associates [line items]
Investment carrying amount recognized in net income		(414,107)	(146,964)	$ (235,996)
Finova SA [Member]
Disclosure of associates [line items]
Investment carrying amount recognized in net income		$ (12,562)	$ (22,562)
Proportion of ownership interest in joint venture	50.00%	50.00%	50.00%